Debt - Secured Notes and Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-recurring charges in interest expense				$ 315,918	$ 344,568	$ 427,052
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Secured and unsecured notes		$ 250,000
Secured Notes, fixed rate		6.25%
Loan maturity		2025
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Secured Notes, fixed rate			5.875%	5.875%
Redemption of principal amount			$ 550,000	$ 550,000
Percentage of secured vessel financings				80.00%
Loan maturity			2027
Non-recurring charges in interest expense				$ 16,800
2033 VCL Notes
Disclosure of detailed information about borrowings [line items]
Secured and unsecured notes	$ 1,700,000
Secured Notes, fixed rate	5.875%		5.875%	5.875%
Loan maturity	2033		2033
Secured notes payment description				semi-annual interest payments